Business Acquisitions - Additional Information (Details) $ in Thousands				1 Months Ended		2 Months Ended	4 Months Ended	8 Months Ended	10 Months Ended	11 Months Ended		12 Months Ended		13 Months Ended
	Nov. 04, 2024 CAD ($)	May 08, 2024 CAD ($) shares	Jan. 17, 2023 CAD ($) shares	Feb. 07, 2023 CAD ($)	Jan. 17, 2023 CAD ($) shares	Dec. 31, 2024 CAD ($)	May 08, 2024 CAD ($) shares	Dec. 31, 2024 CAD ($)	Nov. 03, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	May 08, 2024 CAD ($) shares Store
Disclosure Of Business Combinations [Line Items]
Bargain purchase gain												$ 5,456	$ 0
Lightbox
Disclosure Of Business Combinations [Line Items]
Cash consideration		$ 1,978					$ 1,978							$ 1,978
Cancellation of Debt		3,000					3,000							3,000
Transaction for consideration of approximately		$ 8,671					$ 8,671							$ 8,671
Issuance of common shares | shares		1,100,000					1,100,000							1,100,000
Issuance of common shares, value		$ 3,693					$ 3,693							$ 3,693
Revenue								$ 6,800
Net earnings (loss)								$ 100
Revenue increased amount							3,100
Net income (loss)							$ 200
Acquisition-related costs for business transaction		$ 700
Number of retail stores | Store														4
Indiva
Disclosure Of Business Combinations [Line Items]
Cash consideration	$ 400
Extinguishment of debt	20,700
Transaction for consideration of approximately	21,100
Revenue						$ 8,500
Net earnings (loss)						$ 1,700
Revenue increased amount									$ 35,100
Net income (loss)									$ 2,200
Acquisition-related costs for business transaction	$ 300
Bargain purchase gain												$ 5,460
Valens
Disclosure Of Business Combinations [Line Items]
Transaction for consideration of approximately			$ 146,067		$ 146,067
Issuance of common shares | shares			27,600,000		27,600,000
Issuance of common shares, value			$ 83,953		$ 83,953
Number of instruments or interests issued or issuable for each ordinary shares of acquire | shares			0.3334		0.3334
Contingent consideration			$ 602		$ 602
Revenue											$ 99,100
Net earnings (loss)											$ 85,800
Revenue increased amount			4,200
Net income (loss)					2,100
Acquisition-related costs for business transaction													2,800
Non-revolving term loan facility			60,000		60,000
Valens | Valens Stock Option
Disclosure Of Business Combinations [Line Items]
Contingent consideration			$ 600		$ 600
Superette
Disclosure Of Business Combinations [Line Items]
Revenue										$ 3,800
Net earnings (loss)										$ 2,000
Revenue increased amount				$ 500
Net income (loss)				$ 100
Acquisition-related costs for business transaction													$ 700